Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 130,008	$ 29,070
Accounts receivable, net of allowance of $1,768 and $3,574, respectively	271,159	168,303
Contract assets	297,960	292,407
Inventories	138,057	172,208
Other current assets	35,081	52,074
Total current assets	872,265	714,062
Property and equipment, net	7,255	7,423
Goodwill	265,153	265,153
Other intangible assets, net	1,321	2,528
Deferred tax assets and other assets	273,686	28,123
Total assets	1,419,680	1,017,289
Current liabilities:
Accounts payable	211,355	266,596
Accrued expenses	59,770	26,176
Deferred revenue	176,473	77,866
Due to related parties	12,239	39,314
Other current liabilities	47,589	63,419
Total current liabilities	507,426	473,371
Long-term debt	147,147	0
TRA liability and other liabilities	280,246	42,785
Total liabilities	934,819	516,156
Commitments and contingencies (Note 12)
Redeemable preferred units, $0.001 par value, 0 unit and 238,096 units issued and outstanding, respectively	0	504,168
Redeemable non-controlling interest	3,560,628	0
Stockholders' deficit / parent company deficit:
Accumulated net parent investment	0	(3,035)
Accumulated deficit	(3,075,782)	0
Total parent company deficit	0	(3,035)
Total stockholders' deficit	(3,075,767)	0
Total liabilities, redeemable interests, and stockholders' deficit / parent company deficit	1,419,680	1,017,289
Common Class A [Member]
Stockholders' deficit / parent company deficit:
Common stock	5	$ 0
Common Class B [Member]
Stockholders' deficit / parent company deficit:
Common stock	$ 10